owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position
Current assets	$ 8,372	$ 6,632
Non-current assets	51,241	51,396
Current liabilities	9,689	9,836
Non-current liabilities	33,345	31,394
Statement of income and other comprehensive income
Net income (loss)	777	938
Comprehensive income (loss)	831	955
Statement of cash flows
Cash provided by operating activities	4,866	4,847
Cash used by investing activities	(3,040)	(3,700)
Cash provided (used) by financing activities	(74)	(1,142)
Property, plant and equipment	2,728	2,639
Change in associated non-cash investing working capital	51	(115)
Non-controlling interests
Statement of income and other comprehensive income
Net income (loss)	$ (336)	$ (55)
Telus International (Cda) Inc.
Economic interest
Interest in TELUS International (Cda) Inc., beginning of period	57.60%	56.00%
Effect of
Share-based compensation and other	(0.60%)	(0.40%)
TELUS Corporation acquisition of shares from non-controlling interests	43.00%	2.00%
Interest in TELUS International (Cda) Inc., end of period	100.00%	57.60%
Voting interest
Interest in TELUS International (Cda) Inc., beginning of period	87.00%	85.40%
Effect of
Share-based compensation and other	(0.20%)
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	5.90%	1.30%
TELUS Corporation acquisition of shares from non-controlling interests	7.30%	0.30%
Interest in TELUS International (Cda) Inc., end of period	100.00%	87.00%
Statement of financial position
Current assets		$ 1,437
Non-current assets		5,493
Current liabilities		1,477
Non-current liabilities		2,639
Statement of income and other comprehensive income
Revenue and other income	$ 3,220	3,724
Net income (loss)	(561)	(84)
Comprehensive income (loss)	(587)	85
Statement of cash flows
Cash provided by operating activities	(14)	537
Cash used by investing activities	(225)	(147)
Cash provided (used) by financing activities	307	(321)
Acquisition of shares from non-controlling interests	844	55
Equity settlement of share-based compensation	26	$ 16
Terrion wireless tower infrastructure
Statement of financial position
Current assets	33
Non-current assets	658
Current liabilities	37
Non-current liabilities	314
Statement of income and other comprehensive income
Revenue and other income	54
Net income (loss)	18
Comprehensive income (loss)	18
Statement of cash flows
Cash provided by operating activities	35
Cash used by investing activities	(12)
Cash provided (used) by financing activities	(10)
Property, plant and equipment	17
Change in associated non-cash investing working capital	$ (5)